Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 52,407	$ 78,543
Prepaid expenses	18,753	21,124
Promotion items and prepayments	12,853	11,141
Other	3,630	0
Prepaid expense and other assets, Total	$ 87,643	$ 110,808